Document and Entity Information	0 Months Ended
Jul. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2014
Registrant Name	VALIC Co I
Central Index Key	0000719423
Amendment Flag	false
Document Creation Date	Jul. 31, 2014
Document Effective Date	Jul. 31, 2014
Prospectus Date	Oct. 01, 2013
Asset Allocation Fund | Asset Allocation Fund
Risk/Return:
Trading Symbol	VCAAX
Broad Cap Value Income Fund | Broad Cap Value Income Fund
Risk/Return:
Trading Symbol	VBCVX
Dividend Value Fund | Dividend Value Fund
Risk/Return:
Trading Symbol	VCIGX
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND
Risk/Return:
Trading Symbol	VGREX
Health Sciences Fund | Health Sciences Fund
Risk/Return:
Trading Symbol	VCHSX
Inflation Protected Fund | Inflation Protected Fund
Risk/Return:
Trading Symbol	VCTPX
International Government Bond Fund | International Government Bond Fund
Risk/Return:
Trading Symbol	VCIFX
Value Fund | Value Fund
Risk/Return:
Trading Symbol	VAVAX